Property and Equipment (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Schedule of property and equipment, net
	March 31, 2022	December 31, 2021
Machinery and equipment	$183,186	$176,678
Leasehold improvements	12,283	12,283
	195,469	188,961

Less: Accumulated depreciation	(74,357)	(65,982)
Total	$121,112	$122,979

	December 31, 2021	December 31, 2020
Computer equipment	$-	$4,164
Machinery and equipment	176,678	121,433
Leasehold improvements	12,283	5,000
	188,961	130,597

Less: Accumulated depreciation	(65,982)	(38,855)
Total	$122,979	$91,742